Note 6 - Other (Income) Expense	12 Months Ended
Dec. 31, 2014
Other Income and Expenses [Abstract]
Other Income and Other Expense Disclosure [Text Block]
6.	Other (income) expense
	2014	2013	2012

Earnings from equity method investments	$(589)	$(1,107)	$(1,230)
Other	(419)	(417)	(1,211)
	$(1,008)	$(1,524)	$(2,441)